Cash and cash equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash at bank and in hand	£ 129,716	£ 73,966
Total cash and cash equivalents	£ 129,716	£ 73,966	£ 124,385	£ 82,883